Restructuring Costs (Tables)	9 Months Ended
Sep. 30, 2024
Restructuring Costs [Abstract]
Schedule of Restructuring Costs

The following table presents the effects of the above actions on the condensed consolidated statement of operations for the three months ended September 30, 2024 (in thousands):

	Employee Severance	Warehouse Clean Up	Impairment of Assets Held for Use and ROU Assets	Impairment of Assets Held for Sale, net of Recoveries	Impairment of Investment in Lynx	Loss on Sale of Held for Sale Assets	Loss on Equipment Lease Cancelation	Total
General and administrative	$0	$0	$0	$0	$0	$0	$0	$0
Total operating expenses	$0	$0	$0	$0	$0	$0	$0	$0
Total other loss (income), net	$0	$0	$0	$191	$975	$531	$266	$1,963
Total restructuring costs	$0	$0	$0	$191	$975	$531	$266	$1,963

The following table presents the effects of the above actions on the condensed consolidated statements operations for the nine months ended September 30, 2024 (in thousands):

	Employee Severance	Warehouse Clean Up	Impairment of Assets Held for Use and ROU Assets	Impairment of Assets Held for Sale, net of Recoveries	Impairment of Investment in Lynx	Loss on Sale of Held for Sale Assets	Loss on Equipment Lease Cancelation	Total
General and administrative	$799	$21	$0	$0	$0	$0	$0	$820
Total operating expenses	799	21	0	0		0	0	$820
Total other loss (income), net	$0	$0	$1,128	$794	$975	$531	$266	$3,694
Total restructuring costs	$799	$21	$1,128	$794	$975	$531	$266	$4,514